Inventories - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Classes of current inventories [abstract]
Inventories carried at net realisable value	€ 204	€ 159
Total expense towards inventory write downs and losses	€ 381	€ 363